Note 13 - Stock Options and Warrants: Schedule Of Share Based Compensation Arrangements By Share Based Payment Award Valuation Assumptions Table TextBlock (Tables)	6 Months Ended
Feb. 28, 2015
Tables/Schedules
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award Valuation Assumptions Table TextBlock
February 28, 2015

Risk-free interest rate	1.45% –1.49%
Expected options life	4.87 – 5.00
Expected dividend yield	-
Expected price volatility	523% – 538%